Employee Stock Options - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) (Employee Stock Option, USD $)	1 Months Ended	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair market value	$ 4.94	$ 5.28
Exercise price	$ 3.50	$ 5.91
Risk free rate	1.06%	1.70%
Dividend yield	0.00%	0.00%
Expected volatility	46.31%	54.97%
Expected term	2 years 8 months 27 days	6 years 22 days